Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 26.45
Fair value grant date (in USD per share) | $ / shares	28.92
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares	21.73
Average strike price in USD per share, Exercised (in USD per share) | $ / shares	18.75
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares	$ 27.27	$ 26.45
Number of awards, At beginning of the year (in shares) | shares	4,276,973
Number of awards, Granted (in shares) | shares	1,958,246
Number of awards, Forfeited (in shares) | shares	(44,090)
Number of awards, Exercised (in shares) | shares	(155)
Number of awards, At end of the year (in shares) | shares	6,190,974	4,276,973
Weighted average remaining contractual life of outstanding share options	9 years 4 months 6 days	9 years 3 months 14 days
Weighted average remaining contractual life of granted share options	9 years 11 months 4 days